SUPPLEMENTAL CASH FLOW INFORMATION	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
SUPPLEMENTAL CASH FLOW INFORMATION
		2018	2017	2016
		$	$	$
a)	Change in Non-Cash Working Capital Accounts

	Accounts Receivable	297,309	(281,445)	35,155
	GST Recoverable	(2,128)	(6,672)	566
	Prepaid Expenses	(18,608)	(153,311)	(3,087)
	Trade and Other Payables	125,564	(103,884)	(76,175)
	Liabilities to Customers	(297,309)	286,990	(32,428)

		104,828	(258,322)	(75,969)

b)	Significant Non-Cash Financing Activities

	Shares Issued in Settlement of Debts	-	103,689	276,983
	Shares Issued for Services	7,373	21,986	15,000
	Shares Issued Conversion Convertible Promissory Notes	1,934,419	-	-
	Expenses Paid by An Arm’s Length Party	-	-	8,569

		1,941,792	125,675	300,552

c)	Other Information

	Interest Paid	186,128	16	28,974
	Income Taxes Paid	-	-	-